Accounts Receivables, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 5,018,839	$ 1,307,013
Less: allowance for doubtful accounts	(78,927)	(73,975)
Accounts receivable, net	$ 4,939,912	$ 1,233,038